SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Dec. 17, 2020	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Transaction costs	$ 15,688,848
Underwriting fees	5,520,000
Deferred underwriting fee payable	9,660,000		$ 9,660,000
Other offering costs	508,848
Charged to temporary equity	15,239,420
Offering cost expense	$ 449,428
Deferred tax asset		$ 924,537	351,652
Valuation allowance		$ 924,537	$ 351,652
Effective tax rate (in percent)		0.30%	0.00%
Statutory tax rate		21.00%	21.00%
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0